Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit of the period	$ 5,691	$ 9,183	$ 2,769
Other comprehensive income: items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	99	(37)	(226)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	99	(37)	(226)
Other comprehensive income: items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(7,924)	1,716	(2,918)
Foreign exchange contracts recognized in equity in relation to the SAB combination			(7,099)
Foreign exchange contracts reclassified from equity in relation to the SAB combination			8,837
Effective portion of changes in fair value of net investment hedges	114	(542)	(161)
Cash flow hedges recognized in equity	512	(60)	110
Cash flow hedges reclassified from equity to profit or loss	(565)	(36)	(3)
Other comprehensive income that will be reclassified to profit or loss net of tax	(7,863)	1,077	(1,234)
Other comprehensive income, net of tax	(7,764)	1,040	(1,460)
Total comprehensive income	(2,073)	10,223	1,309
Attributable to:
Equity holders of AB InBev	(3,005)	8,838	(275)
Non-controllinginterest	$ 932	$ 1,385	$ 1,584